Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes

12. Income taxes:

As at December 31, 2022, Kidoz Inc. was domiciled in the tax-free jurisdiction of Anguilla, British West Indies. However certain of the Company’s subsidiaries incur income taxation. Effective January 1, 2023, the Company continued out of Anguilla and into Canada and became a Canadian tax payer.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023, are presented below:

	2024	2023	2022
Expected tax expense (recovery)	$138,101	$(550,269)	$(314,497)
Change in statutory, foreign tax, foreign exchange rates and other	(184,459)	183,916	(161,505)
Permanent differences	103,865	140,572	187,044
Adjustment to prior years provision versus statutory tax returns	(911)	(26,902)	(5)
Change in valuation allowance	101,984	226,705	138,474
Current income taxes expense (recovery)	$158,580	$(25,978)	$60,010
Deferred income tax expense (recovery)	-	-	(210,499)
Total taxation expense (recovery)	$158,580	$(25,978)	$(150,489)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023 are presented below:

	2024	2023
Deferred tax (liabilities) assets:
Non-capital loss carry forwards	$312,261	$362,074
Equipment	(1,066)	(1,072)
Intangible assets	(44,266)	(72,206)
Other	176,752	157,457
Valuation Allowance	(443,681)	(446,253)
Total deferred tax (liability) asset	$-	$-

As at December 31, 2024, the Company’s had $1,110,519 (2023 - $1,490,165) of non-capital losses expiring through December 31, 2044.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022

12. Income taxes: (Continued)

The Company recognized this tax credit as a recovery of income tax expense on the statement of operations and comprehensive (loss) income upon receipt of funds.